Group Information - Summary of Information about Entity with Significant Influence Over Group (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BioNTech | Medine GmbH
Disclosure of subsidiaries [line items]
Ownership of ordinary shares in BioNTech (in %)	16.85%	17.01%